SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Net Revenues	¥ 496,877	$ 77,971	¥ 531,980	¥ 583,909
Cost of revenues	(339,558)	(53,285)	(387,490)	(388,894)
GROSS PROFIT	157,319	24,686	144,490	195,015
OPERATING EXPENSES
Selling and marketing	(55,468)	(8,704)	(52,355)	(55,721)
General and administrative	(169,994)	(26,676)	(174,283)	(194,417)
Research and development	(14,487)	(2,273)	(5,703)	(3,793)
Impairment loss	(10,525)	(1,652)	(36,699)	(38,754)
Total operating expenses	(250,474)	(39,305)	(269,040)	(292,685)
OPERATING INCOME (LOSS)	(93,155)	(14,619)	(124,550)	(97,670)
OTHER EXPENSE
Interest income	8,971	1,408	9,501	5,379
Foreign exchange gain, net	223	35	980	23
Other income (loss), net	1,657	260	(1,244)	396
Gain on disposal of subsidiaries	12,158	1,908	752
Gain on the bargain purchase			40,273
Gain from derecognition of liabilities			3,926
Gain on sale of investment available for sale	2,412	378	3,476	1,200
Total other income	36,051	5,657	61,631	10,161
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(57,104)	$ (8,962)	(62,919)	(87,509)
TOTAL ASSETS	970,162		1,049,717		$ 152,240
Consolidated
Segment Reporting Information [Line Items]
Net Revenues	496,877		531,980	583,909
Cost of revenues	(339,558)		(387,490)	(388,894)
GROSS PROFIT	157,319		144,490	195,015
OPERATING EXPENSES
Selling and marketing	(53,163)		(48,004)	(49,124)
General and administrative	(105,173)		(123,283)	(131,491)
Research and development	(7,307)		(1,286)	(245)
Impairment loss	(10,525)		(36,699)	(38,754)
Unallocated corporate expenses	(74,306)		(59,768)	(73,071)
Total operating expenses	(250,474)		(269,040)	(292,685)
OPERATING INCOME (LOSS)	(93,155)		(124,550)	(97,670)
OTHER EXPENSE
Interest income	3,082		3,647	2,562
Foreign exchange gain, net	(34)		33	25
Other income (loss), net	(2,010)		(3,545)	2,868
Loss from deregistration of subsidiaries			(22)
Gain on disposal of subsidiaries	12,158		752
Gain on the bargain purchase			40,273
Gain from derecognition of liabilities			4,073
Gain from deregistration of subsidiaries	1,325			562
Gain on forgiven PPP loan	9,305
Gain on sale of investment available for sale	2,089		2,988	1,043
Unallocated corporate other income	10,136		13,432	3,101
Total other income	36,051		61,631	10,161
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(57,104)		(62,919)	(87,509)
TOTAL ASSETS	970,162		1,049,717	1,020,799
Segment assets
OTHER EXPENSE
TOTAL ASSETS	650,485		855,413	811,589
Unallocated corporate assets
OTHER EXPENSE
TOTAL ASSETS	319,677		194,304	209,210
K-12 Schools
Segment Reporting Information [Line Items]
Net Revenues	270,362		291,539	313,747
Cost of revenues	(172,489)		(188,628)	(197,064)
GROSS PROFIT	97,873		102,911	116,683
OPERATING EXPENSES
Selling and marketing	(997)		(1,471)	(1,361)
General and administrative	(35,628)		(44,288)	(44,271)
Research and development			(41)
Total operating expenses	(36,625)		(45,800)	(45,632)
OPERATING INCOME (LOSS)	61,248		57,111	71,051
OTHER EXPENSE
Interest income	1,255		660	1,412
Other income (loss), net	(309)		(105)	(82)
Gain on disposal of subsidiaries	(781)
Gain on sale of investment available for sale	2,089		2,988	1,043
Total other income	2,254		3,543	2,373
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	63,502		60,654	73,424
TOTAL ASSETS	276,957		407,157	345,427
K-12 Schools | Segment assets
OTHER EXPENSE
TOTAL ASSETS	276,957		407,157	345,427
CP&CE Programs
Segment Reporting Information [Line Items]
Net Revenues	226,515		240,441	270,162
Cost of revenues	(167,069)		(198,862)	(191,830)
GROSS PROFIT	59,446		41,579	78,332
OPERATING EXPENSES
Selling and marketing	(52,166)		(46,533)	(47,763)
General and administrative	(69,545)		(78,995)	(87,220)
Research and development	(7,307)		(1,245)	(245)
Impairment loss	(10,525)		(36,699)	(38,754)
Total operating expenses	(139,543)		(163,472)	(173,982)
OPERATING INCOME (LOSS)	(80,097)		(121,893)	(95,650)
OTHER EXPENSE
Interest income	1,827		2,987	1,150
Foreign exchange gain, net	(34)		33	25
Other income (loss), net	(1,701)		(3,440)	2,950
Loss from deregistration of subsidiaries			(22)
Gain on disposal of subsidiaries	12,939		752
Gain on the bargain purchase			40,273
Gain from derecognition of liabilities			4,073
Gain from deregistration of subsidiaries	1,325			562
Gain on forgiven PPP loan	9,305
Total other income	23,661		44,656	4,687
INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	(56,436)		(77,237)	(90,963)
TOTAL ASSETS	373,528		448,256	466,162
CP&CE Programs | Consolidated
OTHER EXPENSE
Gain on disposal of subsidiaries	12,158		752
CP&CE Programs | Segment assets
OTHER EXPENSE
TOTAL ASSETS	¥ 373,528		¥ 448,256	¥ 466,162